SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
Numerator:
Allocation of net loss, as adjusted	$ (1,894,642)	$ (527,360)	$ (280,701)	$ (3,242,501)
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic	4,168,567	14,932,000	3,981,054	12,741,219
Weighted average shares outstanding, non-redeemable common stock, diluted	4,168,567	14,932,000	3,981,054	12,741,219
Basic net loss per share	$ (0.45)	$ (0.04)	$ (0.07)	$ (0.25)
Net loss per share, non-redeemable common stock, diluted	$ (0.45)	$ (0.04)	$ (0.07)	$ (0.25)
Common Stock [Member]
Numerator:
Allocation of net loss, as adjusted	$ (1,894,642)	$ (527,360)	$ (280,701)	$ (3,242,501)
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic			3,981,054	12,741,219
Weighted average shares outstanding, non-redeemable common stock, diluted			3,981,054	12,741,219
Basic net loss per share			$ (0.07)	$ (0.25)
Net loss per share, non-redeemable common stock, diluted			$ (0.07)	$ (0.25)
Common Stock Not Subject to Redemption [Member]
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic	4,168,567	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted	4,168,567	14,932,000
Basic net loss per share	$ (0.45)	$ (0.04)
Net loss per share, non-redeemable common stock, diluted	$ (0.45)	$ (0.04)